UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Loomis Sayles Small Cap Value Fund (Initial Class)

Annual Report

December 31, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

For the calendar year, the Great-West Loomis Sayles Small Cap Value Fund (Initial Class shares) delivered a 15.92% return, modestly trailing the 16.35% return of the Russell 2000® Index benchmark. During the year the equity markets focus seemed to alternate between company fundamentals on one hand and global monetary accommodation/macro economic conditions on the other. The Fund’s relative performance seemed to track closely to this, outperforming when company fundamentals were forefront and under pressure when the focus shifted to global monetary accommodation and macro economic issues.

Stock selection was positive for the strategy with the consumer discretionary, energy and information technology sectors showing the strongest gains. Top performers in the consumer discretionary sector included Marriot Vacations Worldwide Corp., a global manager and marketer of vacation resorts and time-share properties; and Jarden Corp., a manufacturer and distributor of a wide array of consumer products. Performance relative to the benchmark was hurt by the financial and health care sectors. Stock selection lagged in the financial sector while being under weight health care (an above average performer in the index) detracted. Within the financial sector, many of the highest leveraged, deepest values names—which the Fund has avoided in recent years—rebounded to lead the financials sector performance. Cash reserves held in the Fund for transactional purposes, in a rising stock market, also hampered returns.

Other top contributors included AZZ Inc., and EPL Oil & Gas Inc. AZZ Inc., is a manufacturer of electrical equipment and provider of galvanizing services to the steel structures industry. The company reported strong earnings throughout the year, and future growth prospects have been enhanced by an earnings accretive acquisition. EPL Oil & Gas, an independent oil and natural gas exploration and production company, led the way, increasing over 50% on an acquisition that doubled their known reserves and production.

ACCO Brands Corp., a manufacturer of office products, detracted from the results. They reported weaker than expected earnings due to economic weakness in the U.S. and Europe, as well as a negative impact from currency exchange. The weak market for office products had overshadowed the material cost and revenue synergies we expected from a merger with the office products division of MeadWestvaco Corp. We continue to hold the shares.

Changes to the Fund during the latest quarter were modest, with profits harvested in certain winners and a few new holdings added following the market sell-off during the first half of the quarter. Our position in Sally Beauty Holdings Inc. was reduced after a long period of outperformance, and holdings in Arbitron Inc. were substantially reduced late in the quarter after the company agreed to be acquired by Nielsen Holdings. Our position in UDR Corp., an apartment REIT, was reduced for market cap considerations in December and eliminated in early January 2013. Portfolio additions were generally oriented toward the lower end of our target market cap range. New holdings included Volterra Semiconductor Corp., and Synchronoss Technology Inc., in the information technology sector and Barnes & Noble Inc., and National CineMedia Inc., in consumer discretionary.

On an absolute basis, stock market valuations look attractive and company balance sheets generally remain strong. The Fund continued to be broadly diversified with holdings in all major sectors represented in our benchmark. As a result of the individual stock decisions we made, the weight in the industrials sector increased over the course of the year while the information technology and consumer staples sectors declined. All other sectors weightings remained relatively unchanged. Our investment philosophy is based on our belief that strong fundamental research is the key to positive stock selection. Our investment process is designed to identify attractive securities by looking for market inefficiencies; often in companies that are misunderstood undiscovered, or are special situations. The portfolio managers and analysts meet with hundreds of companies annually in their quest to understand the drivers of value and identify the catalysts they believe can unlock that value.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Russell 2000 Index	Russell 2000 Value Index
	10,000.00	10,000.00	10,000.00
2003	13,428.00	14,725.00	14,603.00
2004	16,403.64	17,424.09	17,852.17
2005	17,400.99	18,216.89	18,693.00
2006	20,536.64	21,563.33	23,082.12
2007	21,195.87	21,224.79	20,824.69
2008	14,277.54	14,052.93	14,802.19
2009	18,255.26	17,871.11	17,848.48
2010	22,635.30	22,669.51	22,221.36
2011	22,175.80	21,721.92	20,999.18
2012	25,706.19	25,273.46	24,789.54

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Five Years	Ten Years
Initial Class	15.92%	3.93%	9.90%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2012

Sector	% of Fund Investments
Basic Materials	3.82%
Communications	3.37%
Consumer, Cyclical	12.30%
Consumer, Non-cyclical	15.55%
Diversified	0.40%
Energy	4.52%
Financial	26.02%
Funds	0.97%
Industrial	18.41%
Repurchase Agreements	3.03%
Short Term Investments	3.82%
Technology	4.05%
Utilities	3.74%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/30/12)	Ending Account Value (12/31/12)	Expenses Paid During Period* (06/30/12 – 12/31/12)

Actual	$1,000.00	$1,090.60	$5.75

Hypothetical (5% return before expenses)	$1,000.00	$1,019.77	$5.55

*Expenses are equal to the Fund’s annualized expense ratio of 1.08% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

COMMON STOCK
Basic Materials — 3.98%
36,896	Cabot Corp	$	1,468,092
114,676	Horsehead Holding Corp (a)		1,170,842
29,754	Minerals Technologies Inc		1,187,780
57,823	Olin Corp		1,248,399
31,503	Reliance Steel & Aluminum Co		1,956,336
17,909	WR Grace & Co (a)		1,204,022
44,173	Zep Inc		637,858

			8,873,329

Communications — 3.51%
31,510	General Cable Corp (a)		958,219
133,785	Harmonic Inc (a)		678,290
11,589	IAC/InterActiveCorp		548,160
38,094	John Wiley & Sons Inc Class A		1,482,999
21,247	Liberty Ventures (a)		1,439,697
45,918	NETGEAR Inc (a)		1,810,087
76,147	Perficient Inc (a)		897,012

			7,814,464

Consumer, Cyclical — 12.81%
63,707	Barnes & Noble Inc (a)(b)		961,339
13,262	Casey’s General Stores Inc		704,212
20,316	Cash America International Inc		805,936
30,632	Churchill Downs Inc		2,035,496
22,298	Core-Mark Holding Co Inc		1,055,810
19,689	Cracker Barrel Old Country Store Inc		1,265,215
109,298	Dana Holding Corp		1,706,142
82,933	Fred’s Inc Class A		1,103,838
26,841	Genesco Inc (a)		1,476,255
191,600	Hot Topic Inc		1,848,940
26,099	HSN Inc		1,437,533
21,982	Jos A Bank Clothiers Inc (a)		935,993
55,898	La-Z-Boy Inc		790,957
51,026	Marriott Vacations Worldwide Corp (a)		2,126,253
39,208	National CineMedia Inc (a)		554,009
69,748	Rush Enterprises Inc Class A (a)		1,441,691
103,287	Sally Beauty Holdings Inc (a)		2,434,475
34,754	ScanSource Inc (a)		1,104,135
23,119	Six Flags Entertainment Corp		1,414,883
35,318	Tenneco Inc (a)		1,240,015
54,009	Wesco Aircraft Holdings Inc (a)(b)		713,459
26,070	Wyndham Worldwide Corp		1,387,185

			28,543,771

Consumer, Non-cyclical — 16.19%
125,410	ACCO Brands Corp (a)		920,509
15,183	Arbitron Inc		708,742
81,589	Avis Budget Group Inc (a)		1,617,094
68,305	Bio-Reference Labs Inc (a)(b)		1,959,671
41,928	Brink’s Co		1,196,206
81,555	Convergys Corp		1,338,318
80,080	Euronet Worldwide Inc (a)		1,889,888
46,696	H&E Equipment Services Inc		703,709

Shares			Value

Consumer, Non-cyclical — (continued)
39,654	Hanger Inc (a)	$	1,084,934
74,982	Impax Laboratories Inc (a)		1,536,381
30,094	Ingredion Inc		1,938,956
11,576	J&J Snack Foods Corp		740,169
43,804	Jarden Corp (a)		2,264,667
99,512	KAR Auction Services Inc		2,014,123
91,540	Live Nation Entertainment Inc (a)		852,237
31,455	McGrath RentCorp		912,824
23,825	MEDNAX Inc (a)		1,894,564
8,694	Performant Financial Corp (a)		87,809
35,967	Rent-A-Center Inc		1,235,826
89,578	Rollins Inc		1,974,299
73,166	Spartan Stores Inc		1,123,830
31,884	SurModics Inc (a)		712,926
25,786	Team Inc (a)		980,900
22,912	Teleflex Inc		1,633,855
29,648	WellCare Health Plans Inc (a)		1,443,561
44,000	WEX Inc (a)		3,316,280

			36,082,278

Diversified — 0.42%
61,911	Primoris Services Corp		931,141

Energy — 4.70%
22,360	Berry Petroleum Co Class A (b)		750,178
48,184	Cloud Peak Energy Inc (a)		931,397
108,150	EPL Oil & Gas Inc (a)		2,438,783
59,267	Helix Energy Solutions Group Inc (a)		1,223,271
32,116	Lufkin Industries Inc (b)		1,866,903
34,474	Oceaneering International Inc		1,854,356
91,097	SunCoke Energy Inc (a)		1,420,202

			10,485,090

Financial — 27.10%
47,802	American Campus Communities Inc REIT		2,205,106
107,929	Ares Capital Corp		1,888,758
120,037	BancorpSouth Inc		1,745,338
120,073	BioMed Realty Trust Inc REIT		2,321,011
131,570	Capitol Federal Financial Inc		1,538,053
139,751	Cathay General Bancorp		2,725,144
32,855	City National Corp		1,626,980
158,728	CubeSmart REIT		2,312,667
101,349	CVB Financial Corp		1,054,030
112,035	DFC Global Corp (a)		2,073,768
49,738	DuPont Fabros Technology Inc REIT		1,201,670
91,298	Employers Holdings Inc		1,878,913
159,008	Fifth Street Finance Corp		1,656,863
103,073	First Financial Bancorp		1,506,927
29,612	First Financial Bankshares Inc (b)		1,155,164
66,748	HCC Insurance Holdings Inc		2,483,693
333,150	Hersha Hospitality Trust REIT		1,665,750
25,409	Home Properties Inc REIT		1,557,826
32,724	Iberiabank Corp		1,607,403
51,179	MarketAxess Holdings Inc		1,806,619

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

Financial — (continued)
27,394	Mid-America Apartment Communities Inc REIT	$	1,773,762
43,066	National Retail Properties Inc REIT		1,343,659
87,384	Omega Healthcare Investors Inc REIT		2,084,108
45,890	PacWest Bancorp		1,137,154
50,486	Pinnacle Financial Partners Inc (a)		951,156
53,247	Popular Inc (a)		1,107,005
32,479	Potlatch Corp REIT		1,272,852
45,354	ProAssurance Corp		1,913,485
42,198	Prosperity Bancshares Inc		1,772,316
27,388	Reinsurance Group of America Inc		1,465,806
30,193	Signature Bank (a)		2,153,969
40,507	Sovran Self Storage Inc REIT		2,515,485
55,125	Stifel Financial Corp (a)		1,762,346
45,910	UDR Inc REIT		1,091,740
55,452	Wintrust Financial Corp		2,035,088

			60,391,614

Industrial — 19.18%
42,711	Actuant Corp Class A		1,192,064
23,855	Alamo Group Inc		778,627
61,945	Albany International Corp Class A		1,404,913
90,666	Altra Holdings Inc		1,999,185
28,289	Armstrong World Industries Inc		1,435,101
59,096	AZZ Inc		2,271,059
40,459	Belden Inc		1,820,250
21,006	Cognex Corp		773,441
72,109	Darling International Inc (a)		1,156,628
20,073	DXP Enterprises Inc (a)		984,982
28,214	EnerSys Inc (a)		1,061,693
24,780	Genesee & Wyoming Inc Class A (a)		1,885,262
30,288	Global Power Equipment Group Inc		519,439
73,590	GSI Group Inc (a)		637,289
21,023	Haynes International Inc		1,090,463
64,329	II-VI Inc (a)		1,175,291
37,919	John Bean Technologies Corp		673,821
28,678	Kirby Corp (a)		1,774,881
22,987	Koppers Holdings Inc		876,954
27,076	Littelfuse Inc		1,670,860
67,628	Methode Electronics Inc		678,309
7,662	Middleby Corp (a)		982,345
62,747	MYR Group Inc (a)		1,396,121
62,349	Old Dominion Freight Line Inc (a)		2,137,324
62,091	Raven Industries Inc		1,636,719
34,814	RBC Bearings Inc (a)		1,743,137
32,069	Rogers Corp (a)		1,592,547
41,636	Trimas Corp (a)		1,164,143
153,479	Vishay Intertechnology Inc (a)		1,631,482
27,226	Wabtec Corp		2,383,364
38,220	Waste Connections Inc		1,291,454
42,448	Werner Enterprises Inc		919,848

			42,738,996

Shares			Value

Technology — 4.21%
215,277	Brocade Communications Systems Inc (a)	$	1,147,426
81,910	Lattice Semiconductor Corp (a)		326,821
59,267	Monotype Imaging Holdings Inc		947,087
52,389	QLogic Corp (a)		509,745
56,899	Semtech Corp (a)		1,647,226
51,563	SS&C Technologies Holdings Inc (a)		1,192,136
28,676	Synchronoss Technologies Inc (a)		604,777
134,134	Teradyne Inc (a)		2,265,523
43,833	Volterra Semiconductor Corp (a)		752,613

			9,393,354

Utilities — 3.89%
45,107	ALLETE Inc		1,848,485
17,033	ITC Holdings Corp		1,310,008
46,445	Middlesex Water Co		908,464
19,673	NorthWestern Corp		683,243
58,487	UGI Corp		1,913,110
56,221	UIL Holdings Corp		2,013,274

			8,676,584

TOTAL COMMON STOCK — 95.99% (Cost $164,608,011)		$	213,930,621

EXCHANGE TRADED FUNDS
Funds — 1.01%
26,721	iShares Russell 2000 Index Fund(b)
			2,252,313

TOTAL EXCHANGE TRADED FUNDS — 1.01% (Cost $2,082,031)		$	2,252,313

WARRANTS
13,004	Magnum Hunter Resources Corp (a)(b)(c)(d)(e)		0

TOTAL WARRANTS — 0.00% (Cost $198)		$	0

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Schedule of Investments

As of December 31, 2012

Principal Amount			Value

SECURITIES LENDING COLLATERAL
$ 1,999,559	Undivided interest of 3.51% in a repurchase agreement (principal amount/value $57,100,000 with a maturity value of $57,100,634) with BNP Paribas Securities Corp, 0.20%, dated 12/31/12, to be repurchased at $1,999,559 on 1/2/13, collateralized by Government National Mortgage Association, 3.00% - 3.50%, 9/15/42 - 11/15/42, with a value of $58,242,018.	$	1,999,559

1,999,559	Undivided interest of 2.90% in a repurchase agreement (principal amount/value $69,100,000 with a maturity value of $69,100,691) with RBC Capital Markets Corp, 0.18%, dated 12/31/12, to be repurchased at $1,999,559 on 1/2/13, collateralized by various U.S. Government Agency Securities, 2.00% - 4.50%, 10/1/32 - 1/1/43, with a value of $70,482,000.		1,999,559

1,999,559	Undivided interest of 3.71% in a repurchase agreement (principal amount/value $54,000,000 with a maturity value of $54,000,750) with Goldman Sachs & Co., 0.25%, dated 12/31/12, to be repurchased at $1,999,559 on 1/2/13, collateralized by various U.S. Government Agency Securities, 2.50% - 5.00%, 10/1/25 - 12/1/42, with a value of $55,080,000.		1,999,559

60,830	Undivided interest of 3.04% in a repurchase agreement (principal amount/value $2,001,943 with a maturity value of $2,001,961) with HSBC Securities (USA) Inc, 0.16%, dated 12/31/12, to be repurchased at $60,830 on 1/2/13, collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 1/15/13 - 3/17/31, with a value of $2,041,993.		60,830

Principal Amount			Value

Securities Lending Collateral — (continued)
$ 959,551	Undivided interest of 5.54% in a repurchase agreement (principal amount/value $17,377,120 with a maturity value of $17,377,265) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 12/31/12, to be repurchased at $959,551 on 1/2/13, collateralized by U.S. Treasury, 0.38% - 4.13%, 6/30/13 - 8/15/19, with a value of $17,724,664.	$	959,551

10,403	Undivided interest of 3.01% in a repurchase agreement (principal amount/value $345,797 with a maturity value of $345,800) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 12/31/12, to be repurchased at $10,403 on 1/2/13, collateralized by Federal National Mortgage Association, 0.50% - 6.00%, 8/9/13 - 4/18/36, with a value of $352,713.		10,403

TOTAL SECURITIES LENDING COLLATERAL — 3.15% (Cost $7,029,461)		$	7,029,461

SHORT TERM INVESTMENTS
4,863,000	Federal Farm Credit Banks Funding Corp 0.01%, 01/02/2013		4,862,999
4,000,000	International Bank for Reconstruction & Development 0.03%, 01/02/2013		3,999,997

TOTAL SHORT TERM INVESTMENTS — 3.98% (Cost $8,862,996)		$	8,862,996

TOTAL INVESTMENTS — 104.13% (Cost $182,582,697)		$	232,075,391

OTHER ASSETS & LIABILITIES, NET — (4.13)%		$	(9,196,174)

TOTAL NET ASSETS — 100.00%		$	222,879,217

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Schedule of Investments

As of December 31, 2012

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at December 31, 2012.
(c)	Security has no fair value at December 31, 2012.
(d)	Illiquid security; at December 31, 2012, the aggregate cost and fair value of illiquid securities was $198 and $0, respectively, representing 0.00% of net assets.
(e)	Domestic security is fair valued under the procedures adopted by the Board of Directors.
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2012

Great-West Loomis Sayles Small Cap Value Fund

ASSETS:
Investments in securities, fair value (including $6,843,600 of securities on loan)(a)	$232,075,391
Cash	88,700
Dividends receivable	204,939
Subscriptions receivable	139,923
Receivable for investments sold	377,191

Total Assets	232,886,144

LIABILITIES:
Payable to investment adviser	199,383
Payable upon return of securities loaned	7,029,461
Redemptions payable	2,663,073
Payable for investments purchased	115,010

Total Liabilities	10,006,927

NET ASSETS	$222,879,217

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$992,562
Paid-in capital in excess of par	170,759,034
Net unrealized appreciation on investments	49,492,694
Accumulated net realized gain on investments	1,634,927

TOTAL NET ASSETS	$222,879,217

CAPITAL STOCK:
Authorized	90,000,000
Issued and Outstanding	9,925,620

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$22.45

(a) Cost of investments	$182,582,697

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2012

Great-West Loomis Sayles Small Cap Value Fund

INVESTMENT INCOME:
Interest	$1,132
Income from securities lending	52,202
Dividends	4,128,674

Total Income	4,182,008

EXPENSES:
Management fees	2,107,626
Audit fees	18,023
Bank and custodian fees	18,653
Investment administration fees	86,849
Other	50,157

Total Expenses	2,281,308

Less amount reimbursed by investment adviser	11,838

Net Expenses	2,269,470

NET INVESTMENT INCOME	1,912,538

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	8,841,606
Net change in unrealized appreciation on investments	20,652,153

Net Realized and Unrealized Gain on Investments	29,493,759

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,406,297

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West Loomis Sayles Small Cap Value Fund

OPERATIONS:
Net investment income	$1,912,538	$560,230
Net realized gain	8,841,606	10,917,931
Net change in unrealized appreciation (depreciation)	20,652,153	(14,470,049)

Net Increase (Decrease) in Net Assets Resulting from Operations	31,406,297	(2,991,888)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,705,932)	(332,849)
From net realized gains	(5,201,391)	–

Total Distributions	(6,907,323)	(332,849)

CAPITAL SHARE TRANSACTIONS:
Shares sold	60,716,313	94,404,195
Shares issued in reinvestment of distributions	6,907,323	332,849
Shares redeemed	(62,324,023)	(74,715,430)

Net Increase in Net Assets Resulting from Capital Share Transactions	5,299,613	20,021,614

Total Increase in Net Assets	29,798,587	16,696,877

NET ASSETS:
Beginning of year	193,080,630	176,383,753

End of year	$222,879,217	$193,080,630

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	2,807,352	4,661,035
Shares issued in reinvestment of distributions	312,653	16,619
Shares redeemed	(2,854,543)	(3,645,495)

Net Increase	265,462	1,032,159

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	2008
Great-West Loomis Sayles Small Cap Value Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$19.99		$20.44	$16.56	$13.00	$19.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	(a)	0.04	0.08	0.06	0.04
Net realized and unrealized gain (loss)	2.97		(0.45)	3.88	3.56	(6.35)

Total From Investment Operations	3.17		(0.41)	3.96	3.62	(6.31)

LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.04)	(0.08)	(0.06)	(0.04)
From net realized gains	(0.53)		–	–	–	(0.18)

Total Distributions	(0.71)		(0.04)	(0.08)	(0.06)	(0.22)

NET ASSET VALUE, END OF YEAR	$22.45		$19.99	$20.44	$16.56	$13.00

TOTAL RETURN(b)	15.92%		(2.03%)	23.99%	27.86%	(32.64%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$222,879		$193,081	$176,384	$227,034	$204,086
Ratio of expenses to average net assets
Before reimbursement	1.08%		1.11%	1.12%	1.08%	1.09%
After reimbursement	1.08%		1.10%	1.12%	1.08%	1.08%
Ratio of net investment income to average net assets
Before reimbursement	0.90%		0.29%	0.53%	0.49%	0.31%
After reimbursement	0.91%		0.30%	0.53%	0.49%	0.31%
Portfolio turnover rate	27%		48%	54%	58%	67%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc. on September 24, 2012 and presently consists of sixty-four funds. Interests in the Great-West Loomis Sayles Small Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, Maxim Loomis Sayles Small-Cap Value Portfolio’s name changed to Great-West Loomis Sayles Small Cap Value Fund. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The Fund offers two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of the Fund by the number of issued and outstanding shares of each class of the Fund on each business day.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are

  Annual Report - December 31, 2012

implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Exchange Traded Funds	Exchange traded close price.

Derivative Investments:
Warrants	Exchange traded close price, bids, evaluated bids.

Securities Lending Collateral (Repurchase Agreements)	Maturity date and credit quality.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of December 31, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$212,823,616	$—	$—	$212,823,616
Exchange Traded Funds	2,252,313	—	—	2,252,313
Foreign Common Stock	1,107,005	—	—	1,107,005
Derivative Investments:
Warrants	—	—	—	—
Securities Lending Collateral	—	7,029,461	—	7,029,461
Short Term Investments	—	8,862,996	—	8,862,996

Total Investments(a)	$216,182,934	$15,892,457	$0	$232,075,391

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

  Annual Report - December 31, 2012

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Exchange Traded Fund (ETF) shares can be bought and sold on the secondary market at market prices. Although, it is expected that the market price of an ETF share typically will approximate its NAV, there may be times when the market price and the NAV vary significantly. Thus, the Fund may pay more or less than NAV when it buys ETF shares on the secondary market, and the Fund may receive more or less than NAV when it sells those shares.

The Fund’s underlying ETF may invest in stocks, which may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying ETF to be subject to larger short-term declines in value.

Illiquid Securities

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

  Annual Report - December 31, 2012

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), formerly known as GW Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Fund. However, the Adviser is required by contract to reimburse the Fund for any expenses which exceed an annual rate, including management fees, of 1.30% of the average daily net assets of the Fund. Expenses

  Annual Report - December 31, 2012

incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Loomis, Sayles & Company, L.P. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as Directors was $238,800 for the year ended December 31, 2012. Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $55,126,218 and $56,592,134, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2012, the U.S. Federal income tax cost basis was $182,516,390. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $54,427,190 and gross depreciation of securities in which there was an excess of tax cost over value of $4,868,189 resulting in net appreciation of $49,559,001.

5. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2012 the Fund had securities on loan valued at $6,843,600 and received collateral of $7,029,461 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

6. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for Passive Foreign Investment Corporation securities and adjustments for Real Estate Investment Trust securities. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

For the year ended December 31, 2012, the Fund reclassified permanent book and tax differences of:

Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain on Investments
$–	$(206,606)	$206,606

  Annual Report - December 31, 2012

The tax character of distributions paid during the years ended December 31, 2012 and 2011 were as follows:

	2012		2011
Distributions paid from:
Ordinary Income	$1,669,705	$	332,849
Long-term capital gain	5,237,618		–

	$6,907,323	$	332,849

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income		$–
Undistributed capital gains		1,571,856

Net accumulated earnings		1,571,856

Net unrealized appreciation on investments		49,559,001
Capital loss carryforward		–
Post-October losses		(3,236)

Tax composition of capital	$	$51,127,621

The Fund has elected to defer to the next fiscal year the following Post-October losses:

Post-October ordinary losses	Post-October capital losses
$–	$(3,236)

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. For the year ended December 31, 2012, the Fund utilized $1,318,385 and had no remaining unused capital loss carryforwards available for federal income tax purposes.

7. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2012, 100% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

  Annual Report - December 31, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Loomis Sayles Small Cap Value Fund (formerly, Maxim Loomis Sayles Small-Cap Value Portfolio), one of the funds of Great-West Funds, Inc. (formerly, Maxim Series Fund, Inc.) (the “Great-West Funds”) as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of Great-West Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Great-West Funds is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Great-West Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Loomis Sayles Small Cap Value Fund of Great-West Funds, Inc. as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 22, 2013

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of Great-West Funds’ business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting Great-West Funds, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 64 funds, each of which is a series of Great-West Funds. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	64	Director, Guaranty Bancorp

Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	64	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	64	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation,	64	N/A

80111 1961			and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)	Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A

3

John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Jill A. Kerschen 8515 East Orchard Road, Greenwood Village, CO 80111 1975	Assistant Treasurer	Since 2008	Senior Manager, Fund Financial & Tax Reporting, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010

Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital	N/A	N/A

4

1967			Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Managing Counsel, Great-West Life & Annuity Insurance Company; Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either Great-West Funds or Great-West Capital Management, LLC.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Fund Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $610,000 for fiscal year 2011 and $638,600 for fiscal year 2012.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2011 and $79,500 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $263,400 for fiscal year 2011 and $0 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2011 equaled $2,329,700 and for fiscal year 2012 equaled $1,680,600.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds’ sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 26, 2013